Note 19 - Financial Instruments	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Financial Instruments Disclosure [Text Block]
19.	FINANCIAL INSTRUMENTS

Information on the Company’s financial instruments was as follows:

(In Thousands)

	December 31
	2015		2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets
Cash and cash equivalents	$41,199	$41,199	$41,069	$41,069
Restricted cash	31	31	164	164
Short-term investments	11,233	11,233	21,481	21,481

The carrying amounts of cash and cash equivalents, restricted cash and short-term investments reported in the consolidated balance sheets approximate their estimated fair values.

Long-term investments are in privately-held companies where there is no readily determinable market value and are recorded using the cost method. Since they entail an unreasonable high cost to obtain verifiable fair values, fair value is not presented. The Company periodically evaluates these investments for impairment. If it is determined that an other-than-temporary decline has occurred in the carrying value, an impairment loss is recorded in the period of decline in value.